Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2020
Assets pledged and collateral	Assets pledged
end of	2Q20	4Q19
CHF million
Total assets pledged or assigned as collateral	137,134	133,333
of which encumbered	66,697	69,681

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2Q20	4Q19
CHF million
Fair value of collateral received with the right to sell or repledge	419,378	412,765
of which sold or repledged	186,730	185,935

Bank
Assets pledged and collateral	Assets pledged
end of	6M20	2019
CHF million
Total assets pledged or assigned as collateral	137,134	133,333
of which encumbered	66,697	69,681

Fair value of collateral received with the right to sell or repledge	Collateral
end of	6M20	2019
CHF million
Fair value of collateral received with the right to sell or repledge	419,378	412,765
of which sold or repledged	186,730	185,935